Schedule of Investments (unaudited) March 31, 2022	BlackRock Short-Term Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama — 6.2%
Birmingham Airport Authority, Refunding RB, (BAM), 5.00%, 07/01/23	$225	$234,450
Black Belt Energy Gas District, RB
0.86%, 10/01/52(a)	4,000	3,937,800
4.00%, 10/01/52(a)	1,225	1,278,045
Series A-1, 4.00%, 06/01/22	825	828,351
Series A-1, 4.00%, 10/01/49(a)	10,000	10,466,030
Black Belt Energy Gas District, Refunding RB
4.00%, 12/01/23	440	453,383
4.00%, 06/01/24	400	414,633
4.00%, 12/01/24	475	495,146
Lower Alabama Gas District, RB
4.00%, 12/01/22	640	648,841
4.00%, 12/01/23	375	384,155
Southeast Alabama Gas Supply District, RB
Series A, 4.00%, 06/01/22	1,760	1,767,184
Series A, 4.00%, 06/01/23	2,225	2,271,138
Series A, 4.00%, 04/01/49(a)	1,600	1,644,717
Series A, 4.00%, 06/01/49(a)	16,995	17,526,536
Southeast Energy Authority A Cooperative District, RB
Series A, 4.00%, 10/01/24	650	672,370
Series B, 4.00%, 06/01/25	1,750	1,819,475

		44,842,254

Alaska — 1.0%
Alaska Municipal Bond Bank Authority, Refunding RB
Series One, 5.00%, 12/01/22	750	767,500
Series One, 5.00%, 12/01/24	645	692,035
Northern Tobacco Securitization Corp., Refunding RB
Series A, Class 1, 5.00%, 06/01/24	1,000	1,052,958
Series A, Class 1, 5.00%, 06/01/25	1,000	1,072,011
State of Alaska International Airports System, Refunding RB, Series C, AMT, 5.00%, 10/01/27	3,030	3,393,349

		6,977,853

Arizona — 1.1%
Arizona Health Facilities Authority, RB, Series B, 0.76%, 01/01/46(a)	5,900	5,884,973
Chandler Industrial Development Authority, RB, 2.40%, 12/01/35(a)	485	488,154
Glendale Union High School District No.205, GO, Series C, 5.00%, 07/01/22	1,000	1,009,496
Maricopa County Industrial Development Authority, Refunding RB, Series A, 5.00%, 09/01/22	750	760,918

		8,143,541

California — 2.1%
California Community Choice Financing Authority, RB, Series A, 4.00%, 10/01/52(a)	7,915	8,359,190
California County Tobacco Securitization Agency, Refunding RB
4.00%, 06/01/23	530	542,875
Series A, 4.00%, 06/01/23	450	460,766
Series A, 5.00%, 06/01/24	600	635,830
California Statewide Communities Development Authority, RB
Series A, 5.00%, 04/01/23	525	541,825

Security	Par (000)	Value

California (continued)
California Statewide Communities Development Authority, RB (continued)
Series A, 5.00%, 04/01/24	$485	$513,411
City of Los Angeles Department of Airports, Refunding ARB
Series A, AMT, 5.00%, 05/15/27	1,230	1,366,834
Series D, AMT, 5.00%, 05/15/28	2,710	3,053,178

		15,473,909

Colorado — 0.5%
Colorado Health Facilities Authority, Refunding RB
Series A, 5.00%, 08/01/27	1,000	1,134,699
Series A, 5.00%, 08/01/28	1,000	1,154,408
Regional Transportation District, Refunding RB 3.00%, 01/15/26	610	620,029
Series A, 5.00%, 01/15/24	350	366,830
Series A, 5.00%, 07/15/24	350	370,700

		3,646,666

Connecticut — 3.8%
Connecticut Housing Finance Authority, Refunding RB, M/F Housing, Series E-5, AMT, 5.00%, 05/15/28	1,400	1,566,811
Connecticut Housing Finance Authority, Refunding RB, S/F Housing
Series D-1, 5.00%, 11/15/26	555	617,756
Series D-1, 5.00%, 05/15/27	655	734,285
Series D-1, 5.00%, 11/15/27	550	620,799
Series D-1, 5.00%, 05/15/28	675	766,712
Connecticut State Health & Educational Facilities Authority, Refunding RB
Series L-1, 4.00%, 07/01/23	550	561,753
Series L-1, 4.00%, 07/01/24	650	671,809
State of Connecticut Special Tax Revenue, RB
Series A, 5.00%, 08/01/22	900	911,576
Series A, 5.00%, 10/01/22	340	346,483
Series A, 5.00%, 05/01/23	475	491,502
Series A, 5.00%, 05/01/24	865	917,936
Series B, 5.00%, 10/01/22	3,400	3,464,831
Series B, 5.00%, 10/01/23	225	235,436
State of Connecticut Special Tax Revenue, Refunding RB, Series B, 5.00%, 08/01/23	190	197,948
State of Connecticut, GO
Series A, 5.00%, 10/15/22	1,000	1,021,249
Series A, 5.00%, 03/15/23	695	717,806
Series C, 5.00%, 07/15/22	1,000	1,011,662
Series C, 3.00%, 06/01/23	650	660,248
Series C, 4.00%, 06/01/23	325	333,837
Series C, 3.00%, 06/01/24	1,065	1,087,812
Series C, 4.00%, 06/01/24	550	573,343
Series C, 4.00%, 06/15/24	750	782,263
State of Connecticut, Refunding GO
Series B, 5.00%, 05/15/22	4,955	4,978,556
Series B, 5.00%, 01/15/24	750	790,971
Series C, 5.00%, 06/01/22	600	603,876
Series C, 5.00%, 12/15/22	1,300	1,334,308
University of Connecticut, RB
Series A, 5.00%, 04/15/24	650	688,623
Series A, 5.00%, 01/15/25	720	776,173

		27,466,364

1

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Short-Term Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Delaware — 1.1%
Delaware State Economic Development Authority, Refunding RB, Series B, 1.25%, 10/01/40(a)	$8,000	$7,612,120

District of Columbia — 0.2%
District of Columbia, RB, VRDN, 0.57%, 04/01/38(a)	1,345	1,345,000
District of Columbia, Refunding RB, 5.00%, 10/01/22	325	331,140

		1,676,140

Florida — 2.1%
Alachua County Health Facilities Authority, Refunding RB, 5.00%, 12/01/22	515	526,591
Central Florida Expressway Authority, Refunding RB
Senior Lien, 5.00%, 07/01/22	1,550	1,564,646
Senior Lien, (AGM), 5.00%, 07/01/24	885	944,334
County of Lee FL Airport Revenue, ARB, Series B, AMT, 5.00%, 10/01/28	4,060	4,599,160
County of Osceola Florida Transportation Revenue, Refunding RB
Sereis A-1, 5.00%, 10/01/22	325	330,154
Sereis A-1, 5.00%, 10/01/23	400	414,761
Florida Development Finance Corp., RB, AMT, 0.30%, 12/01/56(a)	4,300	4,292,518
Palm Beach County Health Facilities Authority, Refunding RB, 5.00%, 08/15/23	500	520,687
Pasco County School Board, RB, 5.00%, 10/01/22	1,525	1,552,824
Tolomato Community Development District, Refunding SAB, Series A-1, (AGM), 2.00%, 05/01/22	605	605,189

		15,350,864

Georgia — 11.3%
Bartow County Development Authority, Refunding RB(a)
1.55%, 08/01/43	1,730	1,728,275
VRDN, 2.75%, 12/01/32	2,000	2,006,186
City of Atlanta GA Department of Aviation, Refunding RB, Series C, AMT, 5.00%, 07/01/28	665	751,592
City of Atlanta Georgia Department of Aviation, Refunding RB, Series A, 5.00%, 07/01/24	1,470	1,563,414
Clarke County Hospital Authority, Refunding RB, 5.00%, 07/01/22	2,875	2,901,887
Development Authority of Burke County, Refunding RB, 1.55%, 12/01/49(a)	3,245	3,240,343
Iowa Finance Authority, Refunding RB, VRDN, 0.56%, 12/01/41(a)(b)	8,800	8,800,000
Main Street Natural Gas Inc., RB
Series A, 5.00%, 05/15/22	1,145	1,149,759
Series A, 5.00%, 05/15/23	2,450	2,528,047
Series A, 4.00%, 04/01/48(a)	30,500	31,227,486
Series C, 5.00%, 09/01/22	500	507,297
Series C, 5.00%, 09/01/23	1,000	1,038,917
Series C, 4.00%, 05/01/52(a)	9,000	9,395,919
Sub-Series C, 4.00%, 08/01/48(a)	2,200	2,262,066
Series C, RB, 4.00%, 03/01/50(a)	1,000	1,039,667
Municipal Electric Authority of Georgia, Refunding RB
4.00%, 11/01/24	3,000	3,136,074
Series A, 5.00%, 01/01/23	900	922,008
Series A-R, Subordinate, 5.00%, 01/01/23	3,550	3,636,808
Series A-R, Subordinate, 5.00%, 01/01/24	2,500	2,621,088
Oconee County School District, GO, (SAW), 4.00%, 03/01/25	1,000	1,060,110

		81,516,943

Security	Par (000)	Value

Hawaii — 0.2%
State of Hawaii Airports System Revenue, ARB, Series A, AMT, 5.00%, 07/01/28	$1,000	$1,137,053

Idaho — 0.1%
Idaho Housing & Finance Association, RB, S/F Housing, Series A-1, 2.95%, 07/01/23	835	841,701

Illinois — 0.6%
Chicago O’Hare International Airport, Refunding RB, Series B, Senior Lien, 5.00%, 01/01/24	500	522,776
Chicago Transit Authority Capital Grant Receipts Revenue, Refunding RB, 5.00%, 06/01/23	2,160	2,237,933
Illinois Finance Authority, Refunding RB
5.00%, 08/15/22	750	760,610
5.00%, 08/15/23	1,000	1,042,335

		4,563,654

Indiana — 2.2%
City of Rockport Indiana, Refunding RB, Series A, 1.35%, 07/01/25(a)	2,250	2,248,463
Indiana Finance Authority, RB
3.00%, 02/01/23	225	227,630
AMT, 0.28%, 12/15/45(a)	4,000	3,973,016
Indiana Finance Authority, Refunding RB
5.00%, 10/01/24	500	536,874
0.81%, 03/01/39(a)	6,550	6,495,694
Series A, 5.00%, 05/01/23(c)	1,400	1,446,795
Lawrence Township School Building Corp., RB, (NPFGC), 4.00%, 01/15/24	550	567,256
Southwest Allen Multi School Building Corp., RB, (NPFGC), 4.00%, 07/15/24	325	338,593

		15,834,321

Iowa — 0.8%
PEFA Inc., RB, 5.00%, 09/01/49(a)	5,000	5,410,710

Kansas — 3.7%
City of Burlington Kansas, Refunding RB(a)
Series A, VRDN, 0.76%, 09/01/35	18,000	18,000,000
Series B, VRDN, 0.76%, 09/01/35	6,000	6,000,000
City of Dodge City Kansas, GO
Series 2019-A, (BAM), 4.00%, 09/01/22	280	283,345
Series 2019-A, (BAM), 4.00%, 09/01/23	1,080	1,113,136
City of Goddard, GO, Series 2019-1, 3.00%, 12/01/22	1,465	1,467,149

		26,863,630

Kentucky — 4.7%
City of Owensboro Kentucky Electric Light & Power System Revenue, Refunding RB, Series B, 4.00%, 01/01/23	1,750	1,780,924
Kentucky Asset Liability Commission, Refunding RB, Series A, 5.00%, 11/01/24	2,500	2,682,557
Kentucky Public Energy Authority, RB
Series A, 4.00%, 04/01/48(a)	2,975	3,071,149
Series A-1, 4.00%, 12/01/22	1,000	1,015,453
Series A-1, 4.00%, 12/01/49(a)	2,000	2,069,098
Series C, 4.00%, 08/01/22	615	620,267
Series C, 4.00%, 08/01/23	500	512,208
Series C-1, 4.00%, 06/01/22	1,750	1,757,406
Series C-1, 4.00%, 12/01/22	2,500	2,538,633
Kentucky Public Transportation Infrastructure Authority, RB, CAB, 0.00%, 07/01/22(d)	4,320	4,306,163
Kentucky State Property & Building Commission, RB 5.00%, 05/01/24	1,540	1,632,665

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Short-Term Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Kentucky (continued)
Kentucky State Property & Building Commission, RB (continued)
Series A, 5.00%, 11/01/23	$1,000	$1,046,950
Meade County, RB, VRDN, 0.52%, 08/01/61(a)	11,000	11,000,000

		34,033,473

Louisiana — 5.1%
Ascension Parish School Board, GO, 4.00%, 03/01/24	570	593,422
Consolidated Govt. of the City of Baton Rouge & Parish of E Baton Rouge Sales Tax, Refunding RB
(AGM), 5.00%, 08/01/23	600	625,660
(AGM), 5.00%, 08/01/24	500	534,591
Greater Ouachita Water Co., Refunding RB
(BAM), 5.00%, 09/01/22	500	507,560
(BAM), 3.00%, 09/01/23	500	506,836
Lake Charles Harbor & Terminal District, RB, AMT, 1.00%, 12/01/51(a)	13,515	13,058,004
Livingston Parish School Board, Refunding RB, Series A, 4.00%, 05/01/24	680	707,284
Parish of St Bernard LA Sales & Use Tax Revenue, Refunding RB, 4.00%, 03/01/23	3,405	3,474,523
Parish of St. Charles Louisiana, RB, Convertible, 4.00%, 12/01/40(a)	6,725	6,747,986
Parish of St. John the Baptist Louisiana, Refunding RB, 2.00%, 06/01/37(a)	10,315	10,262,951

		37,018,817

Maryland — 0.3%
Maryland Health & Higher Educational Facilities Authority, RB
Series B, 5.00%, 04/15/22	700	700,860
Series B, 5.00%, 04/15/23	675	697,772
Series B, 5.00%, 04/15/24	700	742,587

		2,141,219

Massachusetts — 0.8%
Massachusetts Development Finance Agency, Refunding RB, Series A, 5.00%, 07/01/22	525	529,640
Massachusetts Educational Financing Authority, RB, AMT, 5.00%, 01/01/27	3,000	3,196,200
Massachusetts Housing Finance Agency, RB, M/F Housing, Series A-2, (HUD SECT 8), 0.45%, 12/01/24	1,500	1,437,289
Massachusetts Housing Finance Agency, Refunding RB, S/F Housing, 0.25%, 12/01/22	650	645,180

		5,808,309

Michigan — 1.0%
Michigan Finance Authority, RB, 2nd Lien, (NPFGC), 5.00%, 11/01/23	310	325,269
Michigan Finance Authority, Refunding RB
Series A, Class 1, 4.00%, 06/01/23	1,000	1,021,427
Series D-1, 0.55%, 10/15/24	1,300	1,262,346
Michigan State Housing Development Authority, RB, M/F Housing
Series A, 0.55%, 04/01/25	1,500	1,427,005
Series A-1, 0.65%, 10/01/24	935	901,594
Michigan Strategic Fund, RB, AMT, 0.58%, 08/01/27(a)	1,600	1,537,410
Mona Shores Public Schools, GO, Series II, (Q-SBLF), 4.00%, 05/01/24	500	520,033

Security	Par (000)	Value

Michigan (continued)
Wayne-Westland Community Schools, GO
(Q-SBLF), 4.00%, 05/01/22	$150	$150,328
(Q-SBLF), 5.00%, 11/01/22	290	296,150

		7,441,562

Minnesota — 0.4%
Hastings Independent School District No 200, GO, CAB, Series A, (SD CRED PROG), 0.00%, 02/01/26(d)	1,040	951,700
Minnesota Housing Finance Agency, RB, S/F Housing
Series E, AMT, 0.70%, 01/01/25	805	762,504
Series E, AMT, 0.90%, 01/01/26	810	755,199
Series E, AMT, 1.10%, 01/01/27	590	542,756

		3,012,159

Mississippi — 0.1%
State of Mississippi, RB, Series A, 5.00%, 10/15/22	500	509,349

Missouri — 0.2%
City of St. Charles, Refunding COP, Series B, 4.00%, 02/01/24	140	145,345
City of Washington, Refunding COP, 5.00%, 03/01/23	370	380,756
County of Greene MO, COP
Series A, 4.00%, 03/01/24	275	285,869
Series A, 4.00%, 03/01/25	400	422,316

		1,234,286

Nebraska — 2.7%
Central Plains Energy Project, RB, 5.00%, 03/01/50(a)	8,485	8,824,748
Central Plains Energy Project, Refunding RB
4.00%, 08/01/22	1,500	1,512,006
4.00%, 02/01/23	1,055	1,072,120
4.00%, 08/01/23	875	894,292
Series A, 5.00%, 09/01/27	1,000	1,099,705
Douglas County Hospital Authority No. 2, Refunding RB
5.00%, 11/15/22	135	138,013
5.00%, 11/15/23	110	115,310
Douglas County, Refunding RB, 1.04%, 07/01/35(a)	6,000	5,935,638

		19,591,832

Nevada — 0.3%
Nevada Housing Division, RB, S/F Housing, Series D, (FHLMC, FNMA, GNMA), 0.25%, 12/01/22	1,625	1,613,877
Public Finance Authority, Refunding RB
5.00%, 06/01/23	195	202,520
5.00%, 06/01/24	200	213,216

		2,029,613

New Hampshire — 0.9%
New Hampshire Business Finance Authority, Refunding RB, 0.89%, 10/01/33(a)	4,800	4,748,323
New Hampshire State Turnpike System, Refunding RB, Series B, 5.00%, 02/01/24	1,775	1,780,469

		6,528,792

New Jersey — 10.4%
Jersey City Municipal Utilities Authority, RB, 3.00%, 07/01/22	2,000	2,009,904
New Jersey Building Authority, Refunding RB, Series A, 5.00%, 06/15/22	3,005	3,026,921
New Jersey Economic Development Authority, RB
Series QQQ, 5.00%, 06/15/23	250	258,600
Series QQQ, 5.00%, 06/15/24	300	317,270
Series UU, 5.00%, 06/15/24	250	264,392

3

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Short-Term Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
New Jersey Economic Development Authority, Refunding RB
Series A, 1.00%, 06/01/23	$1,350	$1,338,042
Series B, 5.00%, 11/01/23	1,010	1,054,061
Series NN, 5.00%, 03/01/23	5,945	6,108,957
Series XX, 5.00%, 06/15/23	8,010	8,286,713
Series XX, 5.00%, 06/15/24	2,990	3,162,128
New Jersey Educational Facilities Authority, RB
5.00%, 06/15/22	2,100	2,115,319
(SAP), 5.00%, 06/01/24	280	295,875
New Jersey Health Care Facilities Financing Authority, Refunding RB
5.00%, 10/01/23	3,500	3,645,876
Series A, 5.00%, 07/01/23	1,015	1,053,936
New Jersey Higher Education Student Assistance Authority, Refunding RB, Series B, AMT, 5.00%, 12/01/28	1,000	1,120,173
New Jersey Transportation Trust Fund Authority, RB
5.00%, 06/15/23	1,500	1,556,820
Series A, (AMBAC), 5.25%, 12/15/22	650	666,084
Series AA, 5.00%, 06/15/22	500	503,648
Series AA, 5.00%, 06/15/23	175	181,020
New Jersey Transportation Trust Fund Authority, Refunding RB
Series A, 5.50%, 12/15/22	1,330	1,365,202
Series A, 5.25%, 12/15/23	2,000	2,101,148
Series A, 5.50%, 12/15/23	3,095	3,264,343
Series A, 5.00%, 06/15/24	5,820	6,182,889
Series B, (AMBAC), 5.25%, 12/15/23	1,130	1,187,149
Series D, 5.00%, 12/15/23	275	287,769
Series D, 5.25%, 12/15/23	7,690	8,078,914
New Jersey Turnpike Authority, Refunding RB, Series C, 5.00%, 01/01/23	615	630,800
South Orange & Maplewood School District, GO, (SCH BD RES FD), 2.00%, 08/15/23	1,075	1,077,703
State of New Jersey, GO
5.00%, 06/01/24	680	720,355
Series A, 5.00%, 06/01/24	8,330	8,824,344
Series A, 5.00%, 06/01/25	1,600	1,734,083
Series A, 5.00%, 06/01/28	2,000	2,277,902

		74,698,340

New Mexico — 0.7%
Albuquerque Municipal School District No.12, GO, Series A, (SAW), 5.00%, 08/01/24	250	266,995
Albuquerque Municipal School District No.12, Refunding GO, Series B, (SAW), 5.00%, 08/01/24	1,000	1,067,979
New Mexico Educational Assistance Foundation, Refunding RB, Series 1A, AMT, 5.00%, 09/01/28	2,000	2,302,074
New Mexico Municipal Energy Acquisition Authority, Refunding RB, Series A, 4.00%, 05/01/23	1,200	1,224,534

		4,861,582

New York — 7.0%
County of Monroe New York, Refunding GO, (AGM), 4.00%, 06/01/23	775	795,582
Long Island Power Authority, RB, (AGM), 0.00%, 06/01/26(d)	500	451,338
Metropolitan Transportation Authority, RB Series A, 5.00%, 11/15/22	500	510,690

Security	Par (000)	Value

New York (continued)
Metropolitan Transportation Authority, RB (continued)
Series A-1, 5.00%, 02/01/23	$1,800	$1,846,715
Series D-1, RB, 5.00%, 09/01/22	900	911,928
Metropolitan Transportation Authority, Refunding RB
Series D, 5.00%, 11/15/25	1,165	1,186,467
Series D-1, 5.00%, 11/01/28	1,185	1,204,656
Series F, 5.00%, 11/15/22	1,865	1,904,874
Monroe County Industrial Development Corp., Refunding RB
5.00%, 12/01/22	600	613,162
5.00%, 12/01/23	500	522,755
Nassau Health Care Corp., Refunding RB, (GTD), 5.00%, 08/01/24	2,215	2,352,702
New York City Housing Development Corp., Refunding RB, (FHA), 1.05%, 05/01/28	1,000	907,468
New York City Industrial Development Agency, Refunding RB, (AGM), 5.00%, 03/01/28	1,350	1,525,647
New York City Transitional Finance Authority Future Tax Secured Revenue, Refunding RB, 5.00%, 11/01/24	2,500	2,684,178
New York Convention Center Development Corp., RB, 5.00%, 11/15/23	1,915	1,983,216
New York Convention Center Development Corp., Refunding RB
5.00%, 11/15/23	350	366,878
5.00%, 11/15/25	1,600	1,753,075
New York Liberty Development Corp., Refunding RB, 0.95%, 11/15/27	3,000	2,684,856
New York State Housing Finance Agency, RB, M/F Housing, Series P, 1.55%, 11/01/23	4,860	4,877,802
New York State Thruway Authority, Refunding RB, Series K, 5.00%, 01/01/23	775	795,007
New York State Urban Development Corp., Refunding RB, 5.00%, 03/15/24	3,000	3,175,488
New York Transportation Development Corp., Refunding RB
5.00%, 12/01/23	550	572,064
5.00%, 12/01/24	1,030	1,091,165
Series A, Class A, AMT, 5.00%, 12/01/24	1,250	1,318,325
Port Authority of New York & New Jersey, Refunding RB
Series 226, AMT, 5.00%, 10/15/25	6,000	6,524,214
Series 227, AMT, 3.00%, 10/01/28	4,000	4,069,912
State of New York Mortgage Agency, Refunding RB, S/F Housing
Series 235, AMT, 0.65%, 04/01/24	705	683,515
Series 235, AMT, 0.75%, 10/01/24	830	798,643
Series 235, AMT, 0.88%, 04/01/25	1,710	1,634,428
Town of Oyster Bay, Refunding GO, 4.00%, 03/01/24	390	403,938

		50,150,688

North Carolina — 0.7%
North Carolina Turnpike Authority, RB, 5.00%, 02/01/24	4,495	4,723,930

Ohio — 1.3%
City of Cleveland Ohio, GO, Series A, 3.00%, 12/01/23	350	356,972
County of Allen Ohio Hospital Facilities Revenue, Refunding RB
5.00%, 12/01/22	800	817,494
5.00%, 12/01/23	1,100	1,149,613
Series A, 5.00%, 08/01/23	300	311,193

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Short-Term Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Ohio (continued)
Lancaster Port Authority, Refunding RB
Series A, 5.00%, 08/01/22	$235	$237,566
Series A, 5.00%, 02/01/23	250	255,896
Ohio Higher Educational Facility Commission, Refunding
RB, 0.74%, 12/01/42(a)	5,335	5,264,189
State of Ohio, RB, 5.00%, 10/01/24	1,250	1,339,774

		9,732,697

Oklahoma — 0.1%
Oklahoma Municipal Power Authority, Refunding RB, Series A, (AGM), 5.00%, 01/01/25	390	421,012

Oregon — 0.1%
City of Hermiston Oregon, GO, 4.00%, 06/01/24	345	358,200
Port of Portland OR Airport Revenue, ARB, Series 227, AMT, 5.00%, 07/01/24	565	599,475

		957,675

Pennsylvania — 10.0%
Allegheny County Airport Authority, ARB, Series A, AMT, 5.00%, 01/01/28	2,980	3,330,198
Allegheny County Hospital Development Authority, Refunding RB
Series A, 5.00%, 04/01/23	4,000	4,125,984
Series A, 5.00%, 04/01/24	2,400	2,538,312
Avon Grove School District Chester County, GO, (SAW), 4.00%, 11/15/22	425	432,265
Bethlehem Area School District, Refunding GO, (SAW), 5.00%, 11/15/24	3,620	3,896,503
Boyertown Area School District, Refunding GO, (SAW), 4.00%, 09/01/22	225	227,551
Butler County Industrial Development Authority/PA, RB, Series A-R, 0.59%, 05/01/34(a)	6,145	6,145,000
City of Philadelphia PA Airport Revenue, Refunding ARB
AMT, 5.00%, 07/01/26	1,000	1,093,744
AMT, 5.00%, 07/01/27	2,250	2,495,941
City of Philadelphia PA Water & Wastewater, Revenue RB, Series A, 5.00%, 01/01/23	500	513,492
City of Philadelphia Pennsylvania Airport Revenue, Refunding RB, Series A, 5.00%, 07/01/24	735	778,813
City of Philadelphia Pennsylvania Water & Wastewater Revenue, RB, Series A, 5.00%, 10/01/22	1,000	1,019,444
City of Philadelphia, Refunding GO, Series A, 5.00%, 08/01/22	1,660	1,681,794
Commonwealth Financing Authority, RB
5.00%, 06/01/22	1,000	1,005,893
5.00%, 06/01/24	2,975	3,143,207
Commonwealth Financing Authority, Refunding RB, Series B, 5.00%, 06/01/25	620	674,710
Commonwealth of Pennsylvania, GO
1st Series, 5.00%, 06/01/22(e)	5,000	5,032,065
1st Series, 5.00%, 03/15/24	1,585	1,679,791
Commonwealth of Pennsylvania, Refunding GO, 1st Series, 5.00%, 08/15/23	1,000	1,043,848
County of Lehigh, Refunding RB
5.00%, 07/01/22	1,385	1,397,858
5.00%, 07/01/23	700	727,684
DuBois Area School District, Refunding GO
Series B, (BAM SAW), 4.00%, 11/01/22	225	228,409
Series B, (BAM SAW), 4.00%, 11/01/23	325	335,171
Easton Area School District, Refunding GO, Series A, (SAW), 4.00%, 04/01/23	375	383,347

Security	Par (000)	Value

Pennsylvania (continued)
Geisinger Authority, Refunding RB, 5.00%, 04/01/22	$4,000	$4,000,000
Muhlenberg School District, Refunding GO
(SAW), 4.00%, 05/15/23	525	538,081
(SAW), 4.00%, 05/15/24	200	208,400
Palmyra Area School District, Refunding GO
(SAW), 4.00%, 04/01/22	915	915,000
(SAW), 4.00%, 04/01/23	590	602,925
Pennsylvania Economic Development Financing Authority, RB
Series A-1, 5.00%, 04/15/22	545	545,625
Series A-1, 5.00%, 04/15/24	575	606,924
Pennsylvania Economic Development Financing Authority, Refunding RB
0.40%, 10/01/23	5,000	4,866,990
Series A, 4.00%, 10/15/24	425	443,154
Pennsylvania Housing Finance Agency, RB, Series 137, 5.00%, 10/01/28	260	295,934
Pennsylvania Housing Finance Agency, RB, S/F Housing
Series 133, 5.00%, 10/01/23	400	417,774
Series 133, 5.00%, 04/01/25	565	608,002
Series 137, 5.00%, 04/01/27	240	267,905
Series 137, 5.00%, 10/01/27	225	253,093
Series 137, 5.00%, 04/01/28	250	283,076
Pennsylvania Housing Finance Agency, Refunding RB, S/F Housing
Series 136, 5.00%, 04/01/27	875	982,140
Series 136, 5.00%, 10/01/27	250	282,654
Series 136, 5.00%, 04/01/28	1,375	1,569,200
Perkasie Regional Authority, Refunding RB, (BAM), 4.00%, 02/01/23	230	234,572
Philadelphia Gas Works Co., RB, Series A, (AGM), 5.00%, 08/01/24	500	532,570
Philadelphia Gas Works Co., Refunding RB
Series B, 5.00%, 08/01/23	1,000	1,039,409
Series B, (AGM), 5.00%, 08/01/24	500	532,570
Pottstown School District, Refunding GO, (BAM SAW), 4.00%, 06/01/23	385	394,330
Public Parking Authority Of Pittsburgh, Refunding RB
Series A, 5.00%, 12/01/22	665	680,005
Series A, 5.00%, 12/01/22(e)	345	353,237
School District of Philadelphia, GO
Series A, (SAW), 5.00%, 09/01/22	1,150	1,167,568
Series A, (SAW), 5.00%, 09/01/23	1,250	1,302,416
Series B, (SAW), 5.00%, 09/01/28	1,000	1,142,553
Southeastern Pennsylvania Transportation Authority, RB
5.00%, 06/01/23	1,000	1,035,366
5.00%, 06/01/24	900	954,234
Wilson Area School District, Refunding GO, (SAW), 4.00%, 03/15/23	900	919,364

		71,906,095

Puerto Rico — 0.7%
Puerto Rico Housing Finance Authority, Refunding RB, 5.00%, 12/01/23	5,000	5,227,195

Rhode Island — 1.0%
Providence Public Building, Authority RB, Series A, (AGM), 4.00%, 09/15/22	3,240	3,278,093
Rhode Island Commerce Corp., Refunding RB
Series A, 5.00%, 06/15/23	800	826,682
1st Lien, 5.00%, 07/01/22	1,395	1,407,997

5

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Short-Term Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Rhode Island (continued)
Rhode Island Health and Educational Building Corp., Refunding RB, Class B, 5.00%, 11/01/22	$650	$663,101
Rhode Island Student Loan, Authority RB
Series A, AMT, 5.00%, 12/01/23	445	465,517
Series A, AMT, 5.00%, 12/01/26	620	685,340

		7,326,730

South Carolina — 1.8%
College of Charleston, Refunding RB, Series A, 5.00%, 04/01/24	1,640	1,738,969
Patriots Energy Group Financing Agency, RB, Series A, 4.00%, 10/01/48(a)	9,255	9,519,980
Piedmont Municipal Power Agency, Refunding RB, Series E, 5.00%, 01/01/23	500	512,214
South Carolina Jobs-Economic Development Authority, RB, VRDN, 0.54%, 12/01/38(a)	1,005	1,005,000

		12,776,163

South Dakota — 0.1%
South Dakota Health & Educational Facilities Authority, Refunding RB
Series A, 5.00%, 09/01/23	335	349,420
Series A, 5.00%, 09/01/24	350	373,762

		723,182

Tennessee — 0.5%
New Memphis Arena Public Building Authority, RB, CAB, Convertible, 4.00%, 04/01/26(f)	1,855	1,703,801
Tennergy Corp., RB, Series A, 4.00%, 03/01/24	350	361,076
Tennessee Energy Acquisition Corp., RB
5.00%, 11/01/24	250	264,922
Series A, 5.25%, 09/01/24	910	973,468

		3,303,267

Texas — 5.1%
City of Houston TX Airport System Revenue, Refunding RB, Series A, AMT, 5.00%, 07/01/28	1,250	1,423,649
City of San Antonio TX Airport System, Refunding RB, Series A, AMT, Subordinate, 5.00%, 07/01/28	1,000	1,127,743
Clear Creek Independent School District, GO, (PSF-GTD), 5.00%, 02/15/25	650	703,434
Dallas Fort Worth International Airport, Refunding RB, Series A, 5.00%, 11/01/23	1,250	1,307,169
Fort Worth Independent School District, GO, Series A, (PSF), 5.00%, 02/15/25	1,150	1,246,803
Goose Creek Consolidated Independent School District, GO, (PSF-GTD), 2.00%, 02/15/25	1,285	1,284,473
North Central Texas Housing Finance Corp., RB, M/F Housing, 0.38%, 08/01/40(a)	3,500	3,360,402
Port of Arthur Navigation District Industrial Development Corp., RB, VRDN, 0.56%, 06/01/41(a)	10,000	10,000,000
Richardson Independent School District, GO, (PSF), 5.00%, 02/15/25	1,250	1,354,476
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, Series A, 5.00%, 07/01/22	1,815	1,832,468
Texas Municipal Gas Acquisition & Supply Corp III, Refunding RB, 5.00%, 12/15/28	7,200	7,910,626
Texas Municipal Gas Acquisition & Supply Corp. III, Refunding RB 5.00%, 12/15/23	1,000	1,040,615

Security	Par (000)	Value

Texas (continued)
Texas Municipal Gas Acquisition & Supply Corp. III, Refunding RB (continued)
5.00%, 12/15/24	$3,900	$4,112,550
Waco Educational Finance Corp., RB, 4.00%, 03/01/25	400	421,888

		37,126,296

Unknown SA — 1.2%
Martin County Refunding RB, 0.40%, 07/15/22(a)	8,500	8,500,000

Vermont — 0.2%
Vermont Student Assistance Corp., RB, Series A, AMT,
5.00%, 06/15/26	1,045	1,137,173

Virginia — 0.1%
Lynchburg Economic Development Authority, Refunding RB
4.00%, 01/01/27	425	450,423
5.00%, 01/01/28	500	560,565

		1,010,988

Washington — 2.4%
King County Housing Authority, Refunding RB
3.00%, 06/01/23	200	202,596
3.00%, 06/01/24	225	228,966
King County WA Sewer Revenue, Refunding RB, Series A, 0.74%, 01/01/40(a)	9,700	9,736,627
Port of Seattle, Refunding ARB, Series B, 5.00%, 03/01/24	1,375	1,454,780
Seattle Housing Authority, RB, M/F Housing, Series A, 3.00%, 06/01/23	3,000	3,041,604
State of Washington, RB, Series F, 5.00%, 09/01/22	460	467,407
Washington Health Care Facilities Authority, Refunding RB, Series B, 5.00%, 08/01/49(a)	2,200	2,360,983

		17,492,963

Wisconsin — 1.2%
Public Finance Authority, Refunding RB
5.00%, 01/01/23	300	307,321
5.00%, 01/01/24	300	314,498
Wisconsin Health & Educational Facilities Authority, Refunding RB, VRDN, 0.69%, 08/15/54(a)	8,000	8,008,064

		8,629,883

Total Long-Term Investments — 98.1% (Cost: $723,396,066)		707,412,993

	Shares

Short-Term Securities

Money Market Funds — 0.0%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.26%(g)(h)	70,078	70,071

Total Short-Term Securities — 0.0% (Cost: $70,071)		70,071

Total Investments — 98.1% (Cost: $723,466,137)		707,483,064

Other Assets Less Liabilities — 1.9%		13,474,490

Net Assets — 100.0%		$720,957,554

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Short-Term Municipal Fund

(c)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)	Zero-coupon bond.
(e)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(f)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 06/30/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/22	Shares Held at 03/31/22	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, MuniCash, Institutional Class	$8,173,013	$—	$(8,100,966)	(a)	$(1,976)	$—	$70,071	70,078	$278	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$707,412,993	$—	$707,412,993
Short-Term Securities
Money Market Funds	70,071	—	—	70,071

	$70,071	$707,412,993	$—	$707,483,064

7

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Short-Term Municipal Fund

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

AMBAC	AMBAC Assurance Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

FHA	Federal Housing Administration

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General Obligation Bonds

GTD	GTD Guaranteed

HUD SECT 8	U.S. Department of Housing and Urban Development Section 8

M/F	Multi-Family

MO	Moral Obligation

NPFGC	National Public Finance Guarantee Corp.

PSF	Permanent School Fund

PSF-GTD	Permanent School Fund Guaranteed

Q-SBLF	Qualified School Bond Loan Fund

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

SAP	Subject to Appropriations

SAW	State Aid Withholding

SCH BD RES FD	School Board Resolution Fund

VRDN	Variable Rate Demand Note

S C H E D U L E O F I N V E S T M E N T S	8